UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                    Investment Company Act File No. 811-21842


                      First Trust Strategic High Income Fund II
          -------------------------------------------------------------
          Exact Name of Registrant as Specified in Declaration of Trust


            120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187
 ------------------------------------------------------------------------------
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                W. Scott Jardine
                          First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                             Wheaton, Illinois 60187
  -----------------------------------------------------------------------------
  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


                                 (630) 765-8000
               --------------------------------------------------
               Registrant's Telephone Number, including Area Code


                      Date of fiscal year end: October 31
                                               -----------


             Date of reporting period: July 1, 2013 - June 30, 2014
                                       ----------------------------


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


Item 1.  Proxy Voting Record


--------------------------------------------------------------------------------

FORD MOTOR COMPANY

Ticker:       F              Security ID:  345370860
Meeting Date: MAY 08, 2014   Meeting Type: Annual
Record Date:  MAR 12, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Stephen G. Butler        For       For          Management
1.2   Elect Director Kimberly A. Casiano      For       For          Management
1.3   Elect Director Anthony F. Earley, Jr.   For       For          Management
1.4   Elect Director Edsel B. Ford, II        For       For          Management
1.5   Elect Director William Clay Ford, Jr.   For       For          Management
1.6   Elect Director Richard A. Gephardt      For       For          Management
1.7   Elect Director James P. Hackett         For       For          Management
1.8   Elect Director James H. Hance, Jr.      For       For          Management
1.9   Elect Director William W. Helman, IV    For       For          Management
1.10  Elect Director Jon M. Huntsman, Jr.     For       For          Management
1.11  Elect Director John C. Lechleiter       For       For          Management
1.12  Elect Director Ellen R. Marram          For       For          Management
1.13  Elect Director Alan Mulally             For       For          Management
1.14  Elect Director Homer A. Neal            For       For          Management
1.15  Elect Director Gerald L. Shaheen        For       For          Management
1.16  Elect Director John L. Thornton         For       For          Management
2     Ratify Auditors                         For       For          Management
3     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation
4     Approve Non-Employee Director Omnibus   For       For          Management
      Stock Plan
5     Approve Recapitalization Plan for all   Against   For          Shareholder
      Stock to Have One-vote per Share
6     Amend Articles/Bylaws/Charter -- Call   Against   For          Shareholder
      Special Meetings


--------------------------------------------------------------------------------

FRONTIER COMMUNICATIONS CORPORATION

Ticker:       FTR            Security ID:  35906A108
Meeting Date: MAY 14, 2014   Meeting Type: Annual
Record Date:  MAR 18, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Leroy T. Barnes, Jr.     For       For          Management
1.2   Elect Director Peter C.B. Bynoe         For       For          Management
1.3   Elect Director Edward Fraioli           For       For          Management
1.4   Elect Director Daniel J. McCarthy       For       For          Management
1.5   Elect Director Pamela D.A. Reeve        For       For          Management
1.6   Elect Director Virginia P. Ruesterholz  For       For          Management
1.7   Elect Director Howard L. Schrott        For       For          Management
1.8   Elect Director Larraine D. Segil        For       For          Management
1.9   Elect Director Mark Shapiro             For       For          Management
1.10  Elect Director Myron A. Wick, III       For       For          Management
1.11  Elect Director Mary Agnes Wilderotter   For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Auditors                         For       For          Management


--------------------------------------------------------------------------------

GENERAL ELECTRIC COMPANY

Ticker:       GE             Security ID:  369604103
Meeting Date: APR 23, 2014   Meeting Type: Annual
Record Date:  FEB 24, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director W. Geoffrey Beattie      For       For          Management
2     Elect Director John J. Brennan          For       For          Management
3     Elect Director James I. Cash, Jr.       For       For          Management
4     Elect Director Francisco D'Souza        For       For          Management
5     Elect Director Marijn E. Dekkers        For       For          Management
6     Elect Director Ann M. Fudge             For       For          Management
7     Elect Director Susan J. Hockfield       For       For          Management
8     Elect Director Jeffrey R. Immelt        For       For          Management
9     Elect Director Andrea Jung              For       For          Management
10    Elect Director Robert W. Lane           For       For          Management
11    Elect Director Rochelle B. Lazarus      For       For          Management
12    Elect Director James J. Mulva           For       For          Management
13    Elect Director James E. Rohr            For       For          Management
14    Elect Director Mary L. Schapiro         For       For          Management
15    Elect Director Robert J. Swieringa      For       For          Management
16    Elect Director James S. Tisch           For       For          Management
17    Elect Director Douglas A. Warner, III   For       For          Management
18    Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
19    Ratify Auditors                         For       For          Management
20    Provide for Cumulative Voting           Against   For          Shareholder
21    Stock Retention/Holding Period          Against   Against      Shareholder
22    Require More Director Nominations Than  Against   Against      Shareholder
      Open Seats
23    Provide Right to Act by Written Consent Against   Against      Shareholder
24    Cessation of All Stock Options and      Against   Against      Shareholder
      Bonuses
25    Seek Sale of Company                    Against   Against      Shareholder


--------------------------------------------------------------------------------

IRON MOUNTAIN INCORPORATED

Ticker:       IRM            Security ID:  462846106
Meeting Date: MAY 29, 2014   Meeting Type: Annual
Record Date:  APR 03, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Ted R. Antenucci         For       For          Management
1b    Elect Director Pamela M. Arway          For       For          Management
1c    Elect Director Clarke H. Bailey         For       For          Management
1d    Elect Director Kent P. Dauten           For       For          Management
1e    Elect Director Paul F. Deninger         For       For          Management
1f    Elect Director Per-Kristian Halvorsen   For       For          Management
1g    Elect Director Michael W. Lamach        For       For          Management
1h    Elect Director William L. Meaney        For       For          Management
1i    Elect Director Walter C. Rakowich       For       For          Management
1j    Elect Director Vincent J. Ryan          For       Against      Management
1k    Elect Director Alfred J. Verrecchia     For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Auditors                         For       For          Management

                                  SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)               FIRST TRUST STRATEGIC HIGH INCOME FUND II
                           -----------------------------------------


By (Signature and Title)*  /s/ Mark R. Bradley
                           -----------------------------------
                           Mark R. Bradley, President


Date                       July 18, 2014
                           -------------------------

* Print the name and title of each signing officer under his or her signature.